Acquisitions and disposals - Purchase Price Allocation (Details) - Profertil S.A. $ in Thousands	Dec. 18, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Amount paid in cash	$ 200,000
Amounts to be paid in installments	396,282
Total purchase consideration	596,282
Fair value of previously held interest in Profertil before the business combination	476,847
Non-controlling interest	95,829
Total	$ 1,168,958